Offerings - Offering: 1	Jan. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	17,715,374
Proposed Maximum Offering Price per Unit	2.90
Maximum Aggregate Offering Price	$ 51,374,584.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,095.00
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

Represents Ordinary Shares issuable upon conversion of the Exchange Note and SPA Note.

Estimated solely for the purpose of calculating the registration fee under Rule 457(c) of the Securities Act on the basis of the average of the high and low sales price per Ordinary Share on January 20, 2026, as reported on The Nasdaq Capital Market.